Schedule of Finance income (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income
Income from deposits	₪ 130	₪ 21	₪ 141
Exchange differences		599
Total finance income	₪ 130	₪ 620	₪ 141